--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                     DFA International Value Portfolio III

                               Semi-Annual Report

                         Six Months Ended May 31, 2000
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Schedule of Investments.............................................    7-13
    Statement of Assets and Liabilities.................................      14
    Statement of Operations.............................................      15
    Statements of Changes in Net Assets.................................      16
    Financial Highlights................................................      17
    Notes to Financial Statements.......................................   18-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of the DFA
  Investment Trust Company (19,051,561 Shares, Cost
  $195,983)++ at Value......................................  $   232,810
Receivable for Investment Securities Sold...................          295
Receivable for Fund Shares Sold.............................           33
Prepaid Expenses and Other Assets...........................           24
                                                              -----------
    Total Assets............................................      233,162
                                                              -----------
LIABILITIES:
Payable for Fund Shares Redeemed............................          328
Accrued Expenses and other Liabilities......................           30
                                                              -----------
    Total Liabilities.......................................          358
                                                              -----------

NET ASSETS..................................................  $   232,804
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   17,794,982
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     13.08
                                                              ===========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $   179,840
Undistributed Net Investment Income.........................          309
Undistributed Net Realized Gain.............................       15,828
Unrealized Appreciation of Investment Securities............       36,827
                                                              -----------
    Total Net Assets........................................  $   232,804
                                                              ===========

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $198,584.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received From The DFA
    Investment Trust Company......................  $    758
                                                    --------

EXPENSES
  Administrative Services.........................        12
  Accounting & Transfer Agent Fees................        10
  Legal Fees......................................         6
  Audit Fees......................................         1
  Filing Fees.....................................         5
  Shareholders' Reports...........................        12
  Directors' Fees and Expenses....................         3
  Other...........................................         1
                                                    --------
      Total Expenses..............................        50
                                                    --------
  NET INVESTMENT INCOME...........................       708
                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................    15,931
  Net Realized Gain on Investment Securities
    Sold..........................................     2,597
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   (21,713)
                                                    --------

  NET LOSS ON INVESTMENT SECURITIES...............    (3,185)
                                                    --------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $ (2,477)
                                                    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                              SIX MONTHS     YEAR
                                                                ENDED        ENDED
                                                               MAY 31,     NOV. 30,
                                                                 2000        1999
                                                              ----------   ---------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................   $    708    $  6,607
  Capital Gain Distribution Received from The DFA Investment
    Trust Company...........................................     15,931         635
  Net Realized Gain on Investment Securities Sold...........      2,597       3,982
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................    (21,713)     23,094
                                                               --------    --------
    Net Decrease in Net Assets Resulting from Operations....     (2,477)     34,318
                                                               --------    --------
Distributions From:
  Net Investment Income.....................................     (5,950)     (6,272)
  Net Realized Gains........................................     (5,022)     (2,114)
                                                               --------    --------
    Total Distributions.....................................    (10,972)     (8,386)
                                                               --------    --------
Capital Share Transactions (1):
  Shares Issued.............................................     40,585      22,210
  Shares Issued in Lieu of Cash Distributions...............     10,972       8,386
  Shares Redeemed...........................................    (75,277)    (74,293)
                                                               --------    --------
    Net Decrease from Capital Share Transactions............    (23,720)    (43,697)
                                                               --------    --------
    Total Decrease..........................................    (37,169)    (17,765)
NET ASSETS
  Beginning of Period.......................................    269,973     287,738
                                                               --------    --------
  End of Period.............................................   $232,804    $269,973
                                                               ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................      3,115       1,714
   Shares Issued in Lieu of Cash Distributions..............        813         691
   Shares Redeemed..........................................     (5,704)     (5,754)
                                                               --------    --------
                                                                 (1,776)     (3,349)
                                                               ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS      YEAR         YEAR         YEAR         YEAR        FEB. 3,
                                       ENDED         ENDED        ENDED        ENDED        ENDED         TO
                                      MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2000         1999         1998         1997         1996         1995
                                     ----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  13.79     $  12.55     $  11.57     $  12.39     $  10.81     $  10.00
                                      --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.03         0.33         0.29         0.21         0.21         0.17
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.15)        1.28         1.10        (0.69)        1.38         0.84
                                      --------     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      (0.12)        1.61         1.39        (0.48)        1.59         1.01
                                      --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.32)       (0.28)       (0.26)       (0.22)       (0.01)       (0.17)
  Net Realized Gains...............      (0.27)       (0.09)       (0.15)       (0.12)          --        (0.03)
                                      --------     --------     --------     --------     --------     --------
  Total Distributions..............      (0.59)       (0.37)       (0.41)       (0.34)       (0.01)       (0.20)
                                      --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  13.08     $  13.79     $  12.55     $  11.57     $  12.39     $  10.81
                                      ========     ========     ========     ========     ========     ========
Total Return.......................      (1.06)%#     13.22%       12.36%       (3.91)%      14.76%       10.04%#

Net Assets, End of Period
  (thousands)......................   $232,804     $269,973     $287,738     $282,818     $242,371     $146,952
Ratio of Expenses to Average Net
  Assets (1).......................       0.33%*       0.33%        0.34%        0.38%        0.45%        0.51%*
Ratio of Net Investment Income to
  Average Net Assets...............       0.58%*       2.38%        2.21%        1.88%        2.03%        2.29%*
Portfolio Turnover Rate............        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         17%*          6%          15%          23%          12%          10%(a)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (a)  Master Fund Series Turnover calculated for the year ended November 30,
      1995.
 N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which The DFA International Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 14% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $34,226
Gross Unrealized Depreciation...............................       --
                                                              -------
  Net.......................................................  $34,226
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2000.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
JAPAN -- (25.3%)
COMMON STOCKS -- (24.9%)
 Aichi Bank, Ltd.......................................       10,500   $      721,616
 Aisin Seiki Co., Ltd..................................      137,000        1,679,498
 Amada Co., Ltd........................................      376,000        3,247,549
 Amano Corp............................................      115,000          966,566
 *Aomori Bank, Ltd.....................................      170,000          787,833
 Aoyama Trading Co., Ltd...............................       41,100          490,490
 Asahi Glass Co., Ltd..................................      140,000        1,298,908
 *Ashikaga Bank, Ltd...................................      808,000        1,650,893
 Autobacs Seven Co., Ltd...............................       10,300          300,367
 Awa Bank, Ltd.........................................      196,600          936,668
 Bank of Iwate, Ltd....................................       18,590          671,605
 Bank of Kyoto, Ltd....................................      347,400        1,803,543
 Bank of Nagoya, Ltd...................................      185,000        1,080,705
 *Bank of Osaka, Ltd...................................      315,000          637,752
 Bank of Yokohama, Ltd.................................      978,000        4,178,127
 Best Denki Co., Ltd...................................      153,000          947,768
 Canon Sales Co., Inc..................................      124,900        1,792,156
 Casio Computer Co., Ltd...............................       60,000          573,949
 Chiba Bank, Ltd.......................................      941,000        4,089,973
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,423,094
 Chudenko Corp.........................................       84,460        1,222,875
 Chugoku Bank, Ltd.....................................      199,000        1,753,897
 Chuo Mitsui Trust and Banking Co., Ltd................      309,000        1,242,600
 Citizen Watch Co., Ltd................................      318,000        2,731,831
 Cosmo Oil Co., Ltd....................................      764,000        1,064,313
 Dai Nippon Pharmaceutical Co., Ltd....................      203,000        2,158,671
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        1,719,526
 Daicel Chemical Industries, Ltd.......................      485,000        1,432,365
 Daido Steel Co., Ltd..................................      126,000          265,633
 Daimaru, Inc..........................................       79,000          225,242
 Daio Paper Corp.......................................        3,000           23,181
 Daisan Bank, Ltd......................................       68,000          290,504
 Daishi Bank, Ltd......................................      355,000        1,302,298
 Daito Trust Construction Co., Ltd.....................      180,784        3,441,904
 Daiwa Bank, Ltd.......................................      500,000        1,267,703
 Daiwa House Industry Co., Ltd.........................      663,000        4,919,775
 Daiwa Securities Co., Ltd.............................    1,500,000       18,249,353
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          939,048
 Ehime Bank, Ltd.......................................      143,000          606,928
 Ezaki Glico Co., Ltd..................................      174,600          809,151
 Fuji Photo Film Co., Ltd..............................      355,000       12,396,558
 Fujikura, Ltd.........................................      108,000          513,545
 Fukui Bank, Ltd.......................................      343,000          936,540
 Fukuoka City Bank, Ltd................................      264,532        1,203,813
 Fukuyama Transporting Co., Ltd........................      266,000        1,610,698
 Futaba Corp...........................................       16,000          595,867
 Futaba Industrial Co., Ltd............................       85,000        1,093,336
 General Sekiyu KK.....................................      111,000          226,793
 Gunma Bank, Ltd.......................................      146,000          795,932
                                                            SHARES             VALUE+
                                                            ------             ------
 *Hachijuni Bank, Ltd..................................       45,000   $      288,368
 Hankyu Department Stores, Inc.........................       54,000          266,301
 Hanshin Electric Railway Co., Ltd.....................      141,000          392,849
 Higo Bank, Ltd........................................      308,000        1,138,462
 *Hino Motors, Ltd.....................................      404,000        1,076,833
 Hiroshima Bank, Ltd...................................      593,000        2,224,954
 Hitachi Construction Machinery Co., Ltd...............       64,000          275,793
 Hitachi Maxell, Ltd...................................       96,000        2,344,833
 Hitachi Metals, Ltd...................................      360,000        2,975,620
 Hitachi, Ltd..........................................    3,717,000       46,050,390
 Hokkoku Bank, Ltd.....................................      102,000          401,653
 Hokuetsu Bank.........................................      275,330          805,469
 Hokuetsu Paper Mills, Ltd.............................      162,000        1,262,298
 *Hokuriku Bank, Ltd...................................      891,000        2,060,449
 House Foods Corp......................................      117,000        1,737,478
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,130,958
 Hyakujishi Bank, Ltd..................................      314,000        1,895,518
 Inax Corp.............................................      309,000        1,764,894
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      380,000          585,837
 *Itochu Corp..........................................      300,000        1,211,980
 Itoham Foods, Inc.....................................      288,000        1,182,224
 *Iyo Bank, Ltd........................................       60,000          366,101
 Izumi Co., Ltd........................................       19,000          239,275
 Japan Airport Terminal Co., Ltd.......................       29,000          237,009
 *Japan Energy Corp....................................      320,000          297,191
 Joyo Bank, Ltd........................................      245,000          953,378
 Juroku Bank, Ltd......................................      349,000        1,552,551
 Kagoshima Bank, Ltd...................................      266,000          923,928
 Kajima Corp...........................................      826,000        2,055,889
 Kamigumi Co., Ltd.....................................      357,000        1,707,499
 Kandenko Co., Ltd.....................................      266,000          988,158
 Kansai Paint Co., Ltd., Osaka.........................      108,000          267,806
 Katokichi Co., Ltd....................................       30,000          752,263
 *Kawasaki Heavy Industries, Ltd.......................      407,000          532,965
 Kikkoman Corp.........................................      259,000        1,816,066
 Kinden Corp...........................................       77,000          418,342
 Kissei Pharmaceutical Co., Ltd........................       41,000          664,453
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          122,034
 *Kobe Steel, Ltd......................................    2,632,000        1,857,738
 Koito Manufacturing Co., Ltd..........................      146,000          713,220
 Kokuyo Co., Ltd.......................................       38,000          568,191
 Komatsu, Ltd..........................................    1,279,000        7,875,334
 Komori Corp...........................................       74,000        1,166,268
 Konica Corp...........................................       71,000          435,198
 Koyo Seiko Co.........................................      198,000        1,379,150
 Kubota Corp...........................................       25,000           88,228
 Lion Corp.............................................      325,000        1,385,418
 Makita Corp...........................................      209,000        1,985,669
 *Marubeni Corp........................................    1,942,000        5,158,224
 Maruichi Steel Tube, Ltd..............................      117,000        1,322,395
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       45,688,254
 Matsushita Electric Works, Ltd........................      190,000        2,175,713

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Michinoku Bank, Ltd...................................      187,000   $    1,128,859
 Mitsubishi Electric Corp..............................      200,000        1,965,172
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,419,939
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,122,256
 Mitsubishi Logistics Corp.............................        3,000           23,961
 *Mitsubishi Materials Corp............................      975,000        3,241,698
 *Mitsubishi Motors Corp...............................      866,000        2,814,951
 Mitsui Chemicals, Inc.................................          800            5,654
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          587,518
 Mori Seiki Co., Ltd...................................      121,000        1,798,002
 Musashino Bank, Ltd...................................       26,000        1,009,333
 Mycal Corp............................................       93,000          281,569
 NHK Spring Co., Ltd...................................       71,000          258,481
 *NKK Corp.............................................    2,612,000        1,673,814
 NTN Corp..............................................      398,000        1,301,100
 Nanto Bank, Ltd.......................................      288,000        1,500,515
 National House Industrial Co., Ltd....................       95,000          544,369
 Nichirei Corp.........................................      366,000        1,074,121
 Nifco, Inc............................................       45,000          500,673
 Nikko Securities Co., Ltd.............................      400,000        3,707,451
 *Nippon Credit Bank, Ltd..............................    1,683,000                0
 Nippon Kayaku Co., Ltd................................       53,000          253,002
 Nippon Meat Packers, Inc., Osaka......................        4,000           54,237
 Nippon Mitsubishi Oil Company.........................    1,863,050        7,630,412
 Nippon Sanso Corp.....................................      367,000        1,117,956
 Nippon Shinpan Co., Ltd...............................       27,000           55,417
 Nippon Shokubai Co., Ltd..............................      163,000          749,338
 Nishimatsu Construction Co., Ltd......................      364,000        1,304,889
 Nishi-Nippon Bank, Ltd................................       85,540          336,837
 Nissei Sangyo Co., Ltd................................      110,050        1,410,438
 Nisshin Flour Milling Co., Ltd........................       96,000          873,740
 Nisshin Steel Co., Ltd................................    1,318,000        1,383,180
 Nisshinbo Industries, Inc.............................      305,000        1,387,972
 *Nissho Iwai Corp.....................................      544,000          510,276
 North Pacific Bank, Ltd...............................       45,000          229,858
 Obayashi Corp.........................................      520,000        1,980,032
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          271,651
 Oita Bank, Ltd........................................      145,000          700,255
 Oji Paper Co., Ltd....................................      275,000        1,772,463
 Okumura Corp..........................................      322,000          971,906
 Onward Kashiyama Co., Ltd.............................        3,000           40,121
 Pioneer Electronic Corp...............................      182,000        5,560,991
 Q.P. Corp.............................................      168,000        1,299,688
 *Rinnai Corp..........................................        1,000           21,639
 Ryosan Co., Ltd.......................................       53,000        1,100,116
 Sakura Bank, Ltd......................................      816,000        6,039,951
 San In Godo Bank, Ltd.................................      222,000        1,162,832
 Sanyo Electric Co., Ltd...............................    2,565,000       18,962,053
 *Sanyo Shinpan Finance Co., Ltd.......................       11,000          398,421
 Seino Transportation Co., Ltd.........................      197,000          900,153
 Sekisui Chemical Co., Ltd.............................      557,000        1,914,000
 Sekisui House, Ltd....................................      938,000        9,129,543
 Shiga Bank, Ltd.......................................      272,000        1,225,168
 *Shikoku Bank, Ltd....................................       25,000          149,756
 *Shima Seiki Manufacturing Co., Ltd...................        5,000          124,449
 Shimachu Co., Ltd.....................................       20,200          337,307
 Shimadzu Corp.........................................      181,000          934,627
 Shimizu Corp..........................................      997,000        2,361,132
 Shinwa Bank, Ltd......................................       50,000          144,416
 *Shohkoh Fund & Co., Ltd..............................        3,000          646,389
 Showa Shell Sekiyu KK.................................      110,000          451,544
                                                            SHARES             VALUE+
                                                            ------             ------
 Snow Brand Milk Products Co., Ltd.....................      419,000   $    2,101,322
 Stanley Electric Co., Ltd.............................      246,000        2,101,880
 Sumitomo Corp.........................................      600,000        5,572,322
 Sumitomo Forestry Co., Ltd............................      139,000          864,917
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000        1,017,822
 *Sumitomo Metal Mining Co., Ltd.......................      313,000        1,322,637
 Sumitomo Realty & Development Co., Ltd................      488,000        1,812,862
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          151,929
 *Suzuken Co., Ltd.....................................        6,000          215,092
 TOC Co., Ltd..........................................          950            5,911
 Taiheiyo Cement Corp..................................    1,209,800        1,808,941
 Taisei Corp...........................................    1,325,000        1,821,220
 *Takara Standard Co., Ltd.............................      175,000          723,241
 Takashimaya Co., Ltd..................................      214,000        1,927,837
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,127,550
 Teijin, Ltd...........................................      917,000        3,823,848
 Teikoku Oil Co., Ltd..................................      346,000        1,028,279
 *Toda Corp............................................      418,000        1,630,461
 Toho Bank, Ltd........................................      240,000          913,861
 Tokuyama Corp.........................................      248,000        1,402,665
 Tokyo Style Co., Ltd..................................      133,000        1,198,142
 *Tokyo Tomin Bank, Ltd................................       30,900        1,030,239
 Toppan Printing Co., Ltd..............................      100,000        1,060,599
 Toray Industries, Inc.................................       25,000           95,194
 Toshiba TEC Corp......................................      345,000        1,313,675
 Tostem Corp...........................................      188,000        3,099,139
 Toto, Ltd.............................................      247,000        1,660,812
 Toyo Seikan Kaisha, Ltd...............................      287,600        5,082,912
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,034,223
 Toyo Trust & Banking Co., Ltd.........................      728,000        2,461,034
 Toyobo Co., Ltd.......................................      468,000          760,622
 Toyoda Machine Works, Ltd.............................       38,000          356,443
 Toyota Auto Body Co., Ltd.............................       86,000          813,076
 Toyota Tsusho Corp....................................      314,000        1,052,742
 UNY Co., Ltd..........................................       17,000          209,668
 *Victor Co. of Japan, Ltd.............................      246,000        1,446,185
 Wacoal Corp...........................................      149,000        1,249,565
 Yamagata Bank, Ltd....................................      153,700          789,376
 Yamaguchi Bank........................................      133,000          878,226
 Yamaha Corp...........................................       60,000          546,087
 Yamatake-Honeywell Co., Ltd...........................       87,000          864,546
 Yamazaki Baking Co., Ltd..............................       64,000          591,409
 *Yasuda Trust & Banking Co., Ltd......................    1,434,000        1,771,274
 Yodogawa Steel Works, Ltd.............................      296,000          742,233
 Yokogawa Electric Corp................................      337,000        2,816,809
 Yokohama Rubber Co., Ltd..............................      410,000          963,362
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $475,494,171)..................................                   419,205,789
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Japanese Yen
   (Cost $7,348,432)...................................                     7,303,233
                                                                       --------------
TOTAL -- JAPAN
  (Cost $482,842,603)..................................                   426,509,022
                                                                       --------------

UNITED KINGDOM -- (18.4%)
COMMON STOCKS -- (17.8%)

                                                            ------             ------
 *3I Group P.L.C.......................................       41,000          775,839
 Abbey National P.L.C..................................      187,800        2,496,868
 Aggregate Industries P.L.C............................    1,317,091        1,353,451

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Alliance & Leicester P.L.C............................      348,000   $    3,110,530
 *Allied Domecq P.L.C..................................      869,994        4,330,265
 Allied Zurich P.L.C...................................      402,000        4,506,520
 Anglian Water P.L.C...................................      151,281        1,257,226
 Antofagasta Holdings P.L.C............................      160,000          797,572
 Arjo Wiggins Appleton P.L.C...........................      814,500        3,070,975
 Associated British Foods P.L.C........................      766,096        5,055,544
 Associated British Ports Holdings P.L.C...............      375,400        1,630,026
 BAA P.L.C.............................................    1,083,993        7,906,792
 *BG Group P.L.C.......................................    2,666,548       15,982,614
 BOC Group P.L.C.......................................      143,513        2,016,383
 BPB P.L.C.............................................      458,500        2,535,684
 Barclays P.L.C........................................      359,555        9,345,853
 Barratt Developments P.L.C............................      226,000          780,323
 *Bass P.L.C...........................................      682,070        7,452,472
 Beazer Group P.L.C....................................      239,257          452,386
 Berkeley Group P.L.C..................................      122,792        1,025,973
 *Blue Circle Industries P.L.C.........................      338,731        2,154,312
 *Bodycote International P.L.C.........................      210,360          647,716
 Britannic P.L.C.......................................      181,600        2,482,296
 British Airways P.L.C.................................      935,331        5,060,902
 British Land Co. P.L.C................................      502,381        3,003,635
 British Vita P.L.C....................................      216,100          833,352
 *British-Borneo Petroleum Syndicate P.L.C.............      306,485          318,382
 Brixton Estate P.L.C..................................      235,685          757,398
 Burford Holdings P.L.C................................      337,000          501,195
 CGU P.L.C.............................................    1,835,450       27,873,423
 *Canary Wharf Group P.L.C.............................      468,000        2,500,783
 Capital Shopping Centres P.L.C........................      395,375        2,112,707
 Caradon P.L.C.........................................      312,000          739,159
 Carillion P.L.C.......................................      196,758          313,210
 Chelsfield P.L.C......................................      238,165        1,142,713
 *Chorion P.L.C........................................       98,404           63,614
 Cookson Group P.L.C...................................      608,692        1,876,487
 *Corus Group P.L.C....................................    2,724,027        3,990,171
 DeVere Group P.L.C....................................      106,442          499,570
 *Debenhams P.L.C......................................      302,000        1,020,163
 Enterprise Oil P.L.C..................................      354,000        2,523,921
 Glynwed International P.L.C...........................      178,000          622,572
 Great Portland Estates P.L.C..........................      197,275          656,079
 Great Universal Stores P.L.C..........................      819,700        5,090,729
 Halifax P.L.C.........................................      130,000        1,277,595
 Hammerson P.L.C.......................................      280,000        1,724,286
 Hanson P.L.C..........................................      599,300        4,250,446
 Hilton Group P.L.C....................................    1,251,117        4,619,010
 Hyder P.L.C...........................................       90,415          410,836
 IMI P.L.C.............................................       24,000           97,933
 Imperial Chemical Industries P.L.C....................      300,000        2,403,478
 *Independent Insurance Group P.L.C....................      130,000          478,005
 Invensys P.L.C........................................        3,390           11,654
 Johnson Matthey P.L.C.................................      178,000        2,035,333
 Kelda Group P.L.C.....................................      161,510          784,579
 *LaPorte P.L.C........................................       13,000          103,956
 *Laporte P.L.C. Series B..............................      208,000            3,109
 Lasmo P.L.C...........................................      989,335        1,759,723
 Lex Service P.L.C.....................................      121,933          756,351
 Lonmin P.L.C..........................................      236,002        2,187,064
 Marks & Spencer P.L.C.................................    1,273,167        4,738,477
 Mersey Docks & Harbour Co. P.L.C......................       53,050          381,403
                                                            SHARES             VALUE+
                                                            ------             ------
 Millennium and Copthorne Hotels P.L.C.................      258,000   $    1,521,321
 *Morgan Crucible Company P.L.C........................       16,000           51,298
 *National Power P.L.C.................................      755,400        4,149,429
 *Northern Foods P.L.C.................................      433,000          747,522
 Northern Rock P.L.C...................................      344,000        1,671,075
 Peel Holdings P.L.C...................................       45,400          342,690
 Peninsular & Oriental Steam Navigation Co.............      481,909        5,049,369
 Pennon Group P.L.C....................................       46,080          385,704
 Pilkington P.L.C......................................    1,117,167        1,377,609
 Pillar Property P.L.C.................................       21,250           99,099
 Powergen P.L.C........................................      530,177        3,486,804
 RMC Group P.L.C.......................................      252,000        3,167,748
 *Railtrack Group P.L.C................................      352,000        4,419,529
 Rank Group P.L.C......................................      793,530        1,672,386
 Rexam P.L.C...........................................      402,813        1,414,899
 Rio Tinto P.L.C.......................................      638,926        9,425,877
 Rolls-Royce P.L.C.....................................      903,049        3,320,477
 Royal & Sun Alliance Insurance Group P.L.C............    1,476,831        8,785,529
 *Royal Bank of Scotland Group P.L.C...................      965,021       15,866,586
 Safeway P.L.C.........................................    1,085,055        3,969,433
 Sainsbury (J.) P.L.C..................................    1,566,117        7,139,669
 Scottish & Newcastle P.L.C............................      507,900        4,387,934
 Severn Trent P.L.C....................................      210,597        1,910,711
 Shell Transport & Trading Co., P.L.C..................      304,390        2,517,131
 Signet Group P.L.C....................................      803,000          600,122
 Slough Estates P.L.C..................................      399,400        2,143,170
 *Smith (David S.) Holdings P.L.C......................      298,000          643,633
 *Smith (W.H.) P.L.C...................................      203,000        1,168,183
 Somerfield P.L.C......................................      165,142          124,653
 *Stagecoach Holdings P.L.C............................    1,166,000        1,045,692
 Tate & Lyle P.L.C.....................................      443,200        1,659,440
 Taylor Woodrow P.L.C..................................      396,277          900,319
 Tesco P.L.C...........................................    4,395,931       13,272,608
 Thames Water P.L.C....................................      165,347        1,982,096
 Thistle Hotels P.L.C..................................      466,707          892,911
 Trinity P.L.C.........................................      160,450        1,280,663
 Unigate P.L.C.........................................      233,600        1,068,435
 Unilever P.L.C........................................      800,000        5,276,291
 United Utilities P.L.C................................      265,595        2,504,974
 Whitbread P.L.C.......................................      489,242        4,100,597
 Wilson Bowden P.L.C...................................       96,900          863,949
 *Wimpey (George) P.L.C................................      348,650          581,057
 *Wolseley P.L.C.......................................      467,582        2,372,748
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $285,771,640)..................................                   300,052,393
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.6%)
 *British Pound Sterling
   (Cost $10,063,210)..................................                    10,050,438
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $295,834,850)..................................                   310,102,831
                                                                       --------------

FRANCE -- (9.9%)
COMMON STOCKS -- (9.9%)

                                                            ------             ------
 AGF (Assurances Generales de France SA)...............      103,514        5,231,956
 *Air Liquide..........................................        7,150          997,955
 Aventis...............................................      140,000        9,049,598
 Banque Nationale de Paris.............................      324,843       29,146,938

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Bongrain SA...........................................        1,653   $      448,402
 Christian Dior SA.....................................       31,100        7,066,346
 Colas SA..............................................        5,070          934,744
 Credit Commercial de France...........................        6,300          888,665
 *Credit Lyonnais SA...................................       15,000          640,464
 De la Rue Imperiale de Lyon...........................          500          953,834
 Eridania Beghin-Say SA................................       18,900        1,723,870
 Esso SA...............................................        8,476          494,829
 *Euro Disney SCA......................................      758,586          548,742
 *Faurecia SA..........................................        6,750          282,951
 Fimalac SA............................................        2,500          361,687
 Fonciere Lyonnaise SA.................................        3,968          406,265
 Fromageries Bel la Vache qui Rit......................          775          493,772
 GTM Entrepose.........................................       21,077        1,759,218
 Generale des Establissements Michelin SA Series B.....       75,500        2,485,672
 Groupe Danone.........................................       42,500        9,897,012
 Hachette Filipacchi Medias............................        6,500          446,382
 Imerys................................................       11,000        1,356,790
 LaFarge SA............................................       76,032        5,852,521
 Labinal SA............................................        6,400          784,657
 Lapeyre SA............................................       12,300          584,041
 Pechiney SA Series A..................................       55,475        2,268,843
 Pernod-Ricard SA......................................       38,900        2,038,292
 Peugeot SA............................................       37,150        7,579,664
 Rallye SA.............................................       17,220          921,462
 *Remy Cointreau SA....................................       27,400          592,073
 SEB SA................................................        9,000          555,885
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................          200           28,583
 Saint-Gobain..........................................       65,436        9,072,488
 *Societe des Ciments de Francais......................       21,500        1,086,684
 Societe Financiere Interbail SA.......................       11,550          279,570
 Societe Generale, Paris...............................      281,728       16,159,881
 Suez Lyonnaise des Eaux SA............................       30,000        5,007,976
 Thomson-CSF...........................................       87,203        3,364,288
 Total SA..............................................      200,000       31,327,670
 Usinor................................................      167,800        2,007,475
 Valeo SA..............................................       46,400        2,336,610
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $104,756,556)..................................                   167,464,755
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris
   CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          272,953
                                                                       --------------
TOTAL -- FRANCE
  (Cost $104,983,340)..................................                   167,737,708
                                                                       --------------

GERMANY -- (9.5%)
COMMON STOCKS -- (9.5%)

                                                            ------             ------
 AGIV AG fuer Industrie & Verkehrswesen................       57,800        1,029,195
 BASF AG...............................................      640,050       26,058,348
 BHW Holding AG, Berlin................................      167,300        2,901,389
 *Bankgesellschaft Berlin AG...........................      233,550        3,627,965
 Bayer AG..............................................      168,100        6,485,291
 Bayerische Vereinsbank AG.............................      290,000       18,449,753
 Berliner Kraft & Licht Bewag AG.......................      177,600        1,976,481
 Bilfinger & Berger Bau AG, Mannheim...................       46,500          692,144
                                                            SHARES             VALUE+
                                                            ------             ------
 Commerzbank AG........................................      408,050   $   14,966,778
 Continental AG........................................       44,100          803,655
 DBV Holding AG........................................       44,000        1,530,215
 DaimlerChrysler AG, Stuttgart.........................       15,400          848,351
 Degussa-Huels AG......................................        7,800          238,714
 *Deutsche Bank AG.....................................      359,305       27,124,149
 Deutsche Lufthansa AG.................................      305,250        7,303,715
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        4,823,831
 Dresdner Bank AG......................................      331,200       13,361,279
 Dyckerhoff AG.........................................       22,750          643,502
 *FPB Holding AG.......................................        5,789          869,735
 Fresenius Medical Care AG.............................       37,600        3,086,026
 *Gehe AG..............................................        3,600          119,190
 *Heidelberger Druckmaschinen AG.......................        4,200          273,436
 Heidelberger Zement AG, Heidelberg....................       27,170        1,592,484
 Hochtief AG...........................................       91,150        2,886,794
 *Hoechst AG...........................................       27,900          835,748
 *Holzmann (Philipp) AG................................        1,860           32,774
 Karstadt Quelle AG....................................       70,000        2,350,039
 Linde AG..............................................       76,000        3,094,187
 MAN AG................................................      140,000        4,777,980
 Merck KGAA............................................       58,000        1,850,354
 SCA Hygiene Products AG...............................        3,550          658,456
 Thyssen Krupp AG......................................      108,750        1,916,246
 Veba AG...............................................       24,000        1,202,359
 Vereins & Westbank AG.................................       73,187        1,846,168
 Volkswagen AG.........................................       15,550          625,876
                                                                       --------------
TOTAL -- GERMANY
  (Cost $125,346,445)..................................                   160,882,607
                                                                       --------------

NETHERLANDS -- (7.1%)
COMMON STOCKS -- (7.1%)

                                                            ------             ------
 ABN-AMRO Holding NV...................................    1,349,245       30,656,696
 Asr Verzekeringsgroep NV..............................       41,692        2,145,923
 Buhrmann NV...........................................       82,274        2,491,232
 DSM NV................................................      127,665        4,143,891
 Fortis (NL)...........................................      558,051       14,594,575
 Ing Groep NV..........................................      732,972       43,579,437
 KLM (Koninklijke Luchtvaart Mij) NV...................       61,019        1,355,311
 Koninklijke KPN NV....................................       21,132        1,897,075
 Koninklijke Vopak NV..................................       38,986          885,815
 *NV Holdingsmij de Telegraaf..........................        6,800          163,650
 Royal Philips Electronics NV, Eindhoven...............      404,800       17,967,252
 Vendex KBB NV.........................................       11,391          201,773
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $59,212,684)...................................                   120,082,630
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fortis (NL) Rights 06/19/00
   (Cost $0)...........................................      558,051                0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $59,212,684)...................................                   120,082,630
                                                                       --------------

SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)

                                                            ------             ------
 Ascom Holding AG, Bern................................        1,410        4,242,503
 Baloise-Holding, Basel................................       26,676       24,897,747
 Banque Cantonale Vaudois..............................        5,795        1,801,760
 Bobst SA, Prilly......................................          513          729,403

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Ciba Spezialitaetenchemie Holding AG..................        2,100   $      129,160
 Financiere Richemont AG...............................        8,973       22,234,113
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        4,099,166
 Helvetia Patria Holding, St. Gallen...................        4,830        3,761,438
 Intershop Holding AG, Zuerich.........................        5,400        3,010,637
 Jelmoli Holding AG, Zuerich...........................          500          646,021
 Pargesa Holding SA, Geneve............................        1,935        4,018,431
 Roche Holding AG, Basel...............................          892       10,367,259
 Sairgroup, Zuerich....................................       37,480        6,887,958
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,341,678
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        4,520,794
 Sika Finanz AG, Baar..................................        1,280          432,710
 *Sulzer AG, Winterthur................................        8,280        5,554,227
 *UBS AG...............................................       14,000        1,881,132
 *Unaxis Holding AG....................................       44,781       10,435,752
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $82,782,991)...................................                   114,991,889
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $171,047).....................................                       175,238
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Baloise-Holding, Basel Put Options 06/16/00
   (Cost $0)...........................................       26,676           87,976
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $82,954,038)...................................                   115,255,103
                                                                       --------------

ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)

                                                            ------             ------
 Banca Commerciale Italiana SpA........................      741,970        3,523,098
 Banca di Roma.........................................    7,168,500        7,705,134
 Banca Intesa SpA, Milano..............................    4,824,356       18,925,535
 Banca Popolare di Milano..............................      159,000        1,029,250
 Banca Toscana.........................................      607,000        1,981,526
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000        1,276,106
 Cartiere Burgo SpA....................................      235,000        2,218,626
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      902,500        1,146,664
 Fabbrica Italiana Magneti Marelli SpA.................      350,000        1,778,759
 Fiat SpA..............................................      399,789       10,095,944
 IFIL Finanziaria Partecipazioni SpA...................      510,187        3,856,164
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      378,560        3,412,475
 Milano Assicurazioni SpA..............................      199,000          614,562
 Parmalat Finanziaria SpA..............................      900,000        1,113,440
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       32,000          486,107
 San Paolo-IMI SpA.....................................      400,000        5,824,090
 Sirti SpA.............................................       25,000           45,675
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................      168,350        2,473,072
                                                                       --------------
TOTAL -- ITALY
  (Cost $46,205,794)...................................                    67,506,227
                                                                       --------------

SPAIN -- (2.9%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................       22,500   $      235,375
 Acerinox SA...........................................      154,740        5,223,630
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        2,666,068
 Autopistas Concesionaria Espanola SA..................      453,789        4,292,621
 Azucarera Ebro Agricolas SA...........................      111,600        1,354,791
 Banco Pastor SA, La Coruna............................       39,600        1,604,155
 Cementos Portland SA..................................       26,000          542,772
 Cia Espanola de Petroleous SA.........................      449,382        4,000,878
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          506,317
 Endesa SA, Madrid.....................................      190,892        3,933,691
 Grupo Dragados SA, Madrid.............................      456,567        3,353,499
 Hidroelectrica del Cantabrico SA......................      299,700        6,098,062
 Iberdrola SA..........................................      535,000        6,797,399
 Metrovacesa SA........................................       94,462        1,638,201
 Union Electrica Fenosa SA.............................      230,000        4,767,315
 Vallehermoso SA.......................................      240,000        1,540,231
                                                                       --------------
TOTAL -- SPAIN
  (Cost $43,251,650)...................................                    48,555,005
                                                                       --------------

SWEDEN -- (2.8%)
COMMON STOCKS -- (2.6%)

                                                            ------             ------
 Assidomaen AB.........................................      213,850        3,689,503
 Gambro AB Series A....................................      351,000        2,609,217
 Gambro AB Series B....................................      131,730          971,929
 Holmen AB Series A....................................        6,300          160,767
 Holmen AB Series B....................................      119,200        3,041,812
 *Invik and Co. AB Series A............................           32            3,391
 *Invik and Co. AB Series B............................          360           42,418
 NCC AB Series A.......................................       45,400          362,674
 NCC AB Series B.......................................      100,000          776,652
 Perstorp AB Series B..................................       77,800          949,512
 SSAB Swedish Steel Series A...........................      129,900        1,376,388
 SSAB Swedish Steel Series B...........................       48,000          495,282
 Skandinaviska Enskilda Banken Series A................      196,000        2,131,132
 Skandinaviska Enskilda Banken Series C................        9,800           97,858
 Svedala Industri......................................       28,700          366,191
 Svenska Cellulosa AB Series A.........................       57,000        1,132,025
 Svenska Cellulosa AB Series B.........................      266,500        5,337,067
 Svenska Handelsbanken Series A........................      240,000        3,381,763
 Svenska Kullagerfabriken AB Series A..................       68,400        1,191,472
 Svenska Kullagerfabriken AB Series B..................       89,700        1,637,143
 Sydkraft AB Series C..................................        6,600          109,841
 Trelleborg AB Series B................................      146,400          974,587
 Volvo AB Series A.....................................      194,100        4,479,372
 Volvo AB Series B.....................................      373,100        8,837,946
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $45,131,205)...................................                    44,155,942
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swedish Krona
   (Cost $2,970,935)...................................                     2,976,248
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *Volvo AB Series A Redemption Rights 06/30/00.........      192,600   $      119,666
 *Volvo AB Series B Redemption Rights 06/30/00.........      329,800          210,400
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       330,066
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $48,102,140)...................................                    47,462,256
                                                                       --------------

AUSTRALIA -- (2.1%)
COMMON STOCKS -- (2.0%)

                                                            ------             ------
 AMP, Ltd..............................................      114,900          997,737
 Amcor, Ltd............................................      505,844        1,454,454
 Boral, Ltd............................................      520,213          560,913
 CSR, Ltd..............................................      842,897        1,942,713
 Colonial, Ltd.........................................      245,789        1,319,346
 Goodman Fielder, Ltd..................................      951,430          673,056
 *Hanson P.L.C.........................................       65,823          443,862
 MIM Holdings..........................................    1,426,238          667,204
 Mayne Nickless, Ltd...................................       96,541          166,330
 Normandy Mining, Ltd..................................    1,279,840          606,019
 North, Ltd............................................      560,737          882,919
 Orica, Ltd............................................      202,068          818,481
 *Origin Energy, Ltd...................................      520,213          409,556
 Pacific Dunlop, Ltd...................................      756,467          720,708
 *Paperlinx, Ltd.......................................      168,615          292,430
 *Pasminco, Ltd........................................      292,385          151,792
 Quantas Airways, Ltd..................................      906,085        1,674,815
 Rio Tinto, Ltd........................................      509,374        7,274,779
 Santos, Ltd...........................................      369,827          949,432
 Seven Network, Ltd....................................       34,926          131,506
 St. George Bank, Ltd..................................      359,871        2,397,963
 Stockland Trust Group.................................      162,426          329,882
 Suncorp-Metway Limited................................       52,500          247,306
 WMC, Ltd..............................................      844,189        3,461,307
 Westpac Banking Corp..................................      731,773        4,988,811
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,580,865)...................................                    33,563,321
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $1,117,571)...................................                     1,108,241
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. Class A
   (Cost $126).........................................           92               95
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Payment Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $39,698,562)...................................                    34,671,657
                                                                       --------------

HONG KONG -- (1.9%)
COMMON STOCKS -- (1.9%)

                                                            ------             ------
 Amoy Properties, Ltd..................................    4,570,500        2,712,855
 *China Overseas Land & Investment, Ltd................      868,000           70,180
 Great Eagle Holdings, Ltd.............................      698,910          919,382
 HKR International, Ltd................................    1,077,384          407,891
 Hang Lung Development Co., Ltd........................    2,126,000        1,336,935
 Hysan Development Co., Ltd............................    1,683,822        1,826,013
                                                            SHARES             VALUE+
                                                            ------             ------
 Kerry Properties, Ltd.................................    1,261,000   $    1,229,928
 New World Development Co., Ltd........................    2,246,105        2,248,411
 *New World Infrastructure, Ltd........................      880,800          712,146
 Shangri-La Asia, Ltd..................................    2,982,000        3,042,467
 Sino Land Co., Ltd....................................    4,976,107        1,676,371
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,133,214
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          850,205
 Wharf Holdings, Ltd...................................    3,776,914        6,786,036
 Wheelock and Co., Ltd.................................    3,243,000        2,018,551
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,667,986)...................................                    31,970,585
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $136,667).....................................                       136,668
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $56,804,653)...................................                    32,107,253
                                                                       --------------

FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)

                                                            ------             ------
 Fortum Oyj............................................      802,360        2,976,444
 Huhtamaki Van Leer Oyj................................       44,600        1,398,041
 Kemira Oyj............................................      265,300        1,402,428
 Kesko Oyj.............................................      221,200        2,197,066
 Metra Oyj Series B....................................       82,300        1,488,343
 Metsa-Serla Oyj Series B..............................      403,500        3,124,629
 Metso Oyj.............................................      112,709        1,463,373
 Outokumpu Oyj Series A................................      329,300        3,512,028
 Rautaruukki Oy Series K...............................      237,100        1,198,385
 Sanitec Oyj...........................................       16,687          162,493
 Stora Enso Oyj Series A...............................      133,700        1,277,136
 Stora Enso Oyj Series R...............................      408,700        3,828,199
 Upm-Kymmene Oyj.......................................      128,500        3,241,459
 Uponor Oyj Series A...................................       20,000          367,251
                                                                       --------------
TOTAL -- FINLAND
  (Cost $31,903,962)...................................                    27,637,275
                                                                       --------------

BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)

                                                            ------             ------
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,750,009
 Cofinimmo SA..........................................          300           26,153
 Electrafina SA........................................        8,000        1,069,110
 *Fortis AG............................................       32,270          242,112
 Fortis AG VVPR........................................      290,430            2,693
 *Glaverbel SA VVPR....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,507,401
 *Heidelberger Zement AG...............................        7,666          437,232
 *Heidelberger Zement AG VVPR..........................        7,666               71
 Nationale a Portefeuille..............................        4,029          373,651
 Sofina SA.............................................       10,500          345,592
 Solvay SA.............................................      101,490        6,776,793
 Suez Lyonnaise des Eaux SA............................       19,080        3,162,069
 *Suez Lyonnaise des Eaux SA CVG.......................       19,080          108,293
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              177
 Tessenderlo Chemie....................................       14,400          572,912
 Union Miniere SA......................................       40,200        1,421,175
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,868,924)...................................                    17,795,446
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

DENMARK -- (1.0%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (1.0%)
 Carlsberg A.S. Series B...............................       38,150   $    1,232,096
 Codan A.S.............................................        2,554          166,555
 Danisco A.S...........................................       52,630        1,889,330
 Den Danske Bank A.S...................................       44,140        5,099,081
 FLS Industries........................................        2,740           41,863
 Jyske Bank A.S........................................       49,950          930,686
 *Nordic Baltic Holding AB.............................      925,918        5,923,199
 Realdanmark A.S.......................................       45,814        1,490,995
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,349,214)...................................                    16,773,805
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $272,005).....................................                       270,745
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,621,219)...................................                    17,044,550
                                                                       --------------

SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)

                                                            ------             ------
 City Developments, Ltd................................      120,000          401,588
 Fraser & Neave, Ltd...................................      769,000        2,285,099
 Keppel Corp., Ltd.....................................    1,379,000        2,625,727
 Keppel Land, Ltd......................................    1,200,000        1,107,829
 Keppel Tatlee Bank, Ltd...............................    1,084,000        1,901,403
 Natsteel, Ltd.........................................      261,000          271,072
 *Neptune Orient Lines, Ltd............................    1,162,000          878,312
 Singapore Airlines, Ltd...............................       40,000          348,504
 Singapore Land, Ltd...................................    1,048,000        1,674,991
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $18,975,896)...................................                    11,494,525
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $983,429).....................................                       982,793
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $19,959,325)...................................                    12,477,318
                                                                       --------------

EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)

                                                            ------             ------
 *Euro Currency
   (Cost $10,701,107)..................................                    10,775,492
                                                                       --------------

NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)

                                                            ------             ------
 Bergesen Dy ASA Series A..............................      105,892        2,185,947
 Den Norske Bank ASA Series A..........................      589,194        2,090,693
 *Kvaerner ASA.........................................       93,451        1,074,053
 Norsk Hydro ASA.......................................       31,700        1,211,503
 Norske Skogindustrier ASA Series A....................       30,000          920,577
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,668,009)...................................                     7,482,773
                                                                       --------------

PORTUGAL -- (0.4%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       49,292   $    1,149,696
 Cimpor Cimentos de Portugal SA........................      100,653        1,533,673
 Portugal Telecom SA...................................      300,000        3,255,184
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,595,196)....................................                     5,938,553
                                                                       --------------

IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)

                                                            ------             ------
 *Allied Irish Banks P.L.C.............................       35,520          326,119
 Independent News & Media P.L.C........................      247,505        1,928,110
 Jefferson Smurfit Group P.L.C.........................    1,432,273        2,789,418
                                                                       --------------
TOTAL -- IRELAND
  (Cost $4,679,359)....................................                     5,043,647
                                                                       --------------

AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)

                                                            ------             ------
 *Bank Austria AG......................................       47,110        2,223,818
 Voest-Alpine Stahl AG.................................       23,100          638,406
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,862,224
                                                                       --------------

NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)

                                                            ------             ------
 Carter Holt Harvey, Ltd...............................    1,509,500        1,213,297
 Lion Nathan, Ltd......................................      476,400          948,593
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,178,164)....................................                     2,161,890
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $17,982)......................................                        16,588
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,196,146)....................................                     2,178,478
                                                                       --------------

MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)

                                                            ------             ------
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (2.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $47,737,086) to be
   repurchased at $47,038,773.
   (Cost $47,031,000)..................................   $   47,031       47,031,000
                                                                       --------------
TOTAL INVESTMENTS - (100.0%) (Cost $1,554,562,472)++...                $1,687,222,702
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,554,650,314.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  1,687,223
Collateral for Securities Loaned............................       362,373
Receivables:
  Dividends, Interest and Tax Reclaims......................         8,674
  Investment Securities Sold................................           203
Prepaid Expenses and Other Assets...........................            15
                                                              ------------
    Total Assets............................................     2,058,488
                                                              ------------

LIABILITIES:
Payable for Collateral on Securities Loaned.................       362,373
Payable for Securities Purchased............................        53,802
Payable for Fund Shares Redeemed............................         2,863
Accrued Expenses and Other Liabilities......................           460
                                                              ------------
    Total Liabilities.......................................       419,498
                                                              ------------

NET ASSETS..................................................  $  1,638,990
                                                              ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   134,076,977
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      12.22
                                                              ============

Investments at Cost.........................................  $  1,554,562
                                                              ============

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $  1,434,430
Undistributed Net Investment Income.........................        17,346
Undistributed Net Realized Gain.............................        55,601
Accumulated Net Realized Foreign Exchange Loss..............          (781)
Unrealized Appreciation of Investment Securities and Foreign
  Currency..................................................       132,661
Unrealized Net Foreign Exchange Loss........................          (267)
                                                              ------------
    Total Net Assets........................................  $  1,638,990
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2,298).......         $ 21,406
  Interest..................................................              754
  Income from Securities Lending............................              722
                                                                     --------
      Total Investment Income...............................           22,882
                                                                     --------
EXPENSE
  Investment Advisory Services..............................            1,611
  Accounting & Transfer Agent Fees..........................              406
  Custodian's Fee...........................................              219
  Legal Fees................................................               15
  Audit Fees................................................               14
  Shareholders' Reports.....................................               21
  Trustees' Fees and Expenses...............................                4
  Other.....................................................               37
                                                                     --------
      Total Expenses........................................            2,327
                                                                     --------
  NET INVESTMENT INCOME.....................................           20,555
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold...........           57,413
  Net Realized Loss on Foreign Currency Transactions........             (781)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (94,253)
    Translation of Foreign Currency Denominated Amounts.....              (39)
                                                                     --------

  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY....          (37,660)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(17,105)
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $   20,555        $   37,751
    Net Realized Gain on Investment Securities Sold.........             57,413           100,874
    Net Realized Loss on Foreign Currency Transactions......               (781)             (341)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency............            (94,253)           81,414
      Translation of Foreign Currency Denominated Amounts...                (39)             (368)
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting From
          Operations........................................            (17,105)          219,330
                                                                     ----------        ----------

Distributions From:
    Net Investment Income...................................             (4,940)          (42,454)
    Net Realized Gains......................................           (100,340)           (3,807)
                                                                     ----------        ----------
        Total Distributions.................................           (105,280)          (46,261)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................            212,057           145,300
    Shares Issued in Lieu of Cash Distributions.............            105,280            46,261
    Shares Redeemed.........................................           (216,339)         (424,502)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            100,998          (232,941)
                                                                     ----------        ----------
        Total Decrease......................................            (21,387)          (59,872)
NET ASSETS
    Beginning of Period.....................................          1,660,377         1,720,249
                                                                     ----------        ----------
    End of Period...........................................         $1,638,990        $1,660,377
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             17,261            11,508
    Shares Issued in Lieu of Cash Distributions.............              8,355             3,655
    Shares Redeemed.........................................            (17,514)          (33,103)
                                                                     ----------        ----------
                                                                          8,102           (17,940)
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                      SIX MONTHS       YEAR          YEAR          YEAR          YEAR         YEAR
                                         ENDED         ENDED         ENDED         ENDED         ENDED        ENDED
                                        MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                         2000          1999          1998          1997          1996         1995
                                      -----------   -----------   -----------   -----------   -----------   ---------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    13.18    $    11.95    $    10.90    $    11.79    $    10.55    $  10.06
                                      ----------    ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............        0.16          0.28          0.22          0.24          0.23        0.20
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......       (0.27)         1.29          1.13         (0.67)         1.32        0.52
                                      ----------    ----------    ----------    ----------    ----------    --------
    Total from Investment
      Operations....................       (0.11)         1.57          1.35         (0.43)         1.55        0.72
                                      ----------    ----------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS
  Net Investment Income.............       (0.04)        (0.31)        (0.27)        (0.22)        (0.23)      (0.21)
  Net Realized Gains................       (0.81)        (0.03)        (0.03)        (0.24)        (0.08)      (0.02)
                                      ----------    ----------    ----------    ----------    ----------    --------
    Total Distributions.............       (0.85)        (0.34)        (0.30)        (0.46)        (0.31)      (0.23)
                                      ----------    ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period......  $    12.22    $    13.18    $    11.95    $    10.90    $    11.79    $  10.55
                                      ==========    ==========    ==========    ==========    ==========    ========
Total Return........................       (1.06)%#      13.27%        12.50%        (3.84)%       14.85%       7.20%
Net Assets, End of Period
  (thousands).......................  $1,638,990    $1,660,377    $1,720,249    $1,582,086    $1,356,852    $609,386
Ratio of Expenses to Average Net
  Assets............................        0.29%*        0.29%         0.29%         0.32%         0.36%       0.42%
Ratio of Net Investment Income to
  Average Net Assets................        2.55%*        2.17%         1.90%         2.09%         2.23%       2.14%
Portfolio Turnover Rate.............          17%*           6%           15%           23%           12%         10%

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $133,422
Sales.......................................................   130,739

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $372,387
Gross Unrealized Depreciation...............................  (239,815)
                                                              --------
  Net.......................................................  $132,572
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the six months ended May 31, 2000 were as follows:

                                           WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                         INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                         -------------   ------------   -----------   --------   ---------------

The DFA International Value Series.....       6.44%        $110,000          1          $20         $110,000

    There were no outstanding borrowings under the line of credit at May 31, 2000.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with, Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2000, the market value of securities on loan to brokers was $352,895,402, the related collateral cash received was $362,373,046 and the value of collateral on overnight repurchase agreements was $382,311,835.